Note 6 - Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of detailed information about property, plant and equipment [text block]
	Furniture and fixtures and other	Computer hardware	Computer software	Geological library	Field equipment	Mill equipment	Total
	$	$	$	$	$	$	$
Cost
December 31, 2018	158,219	248,896	196,767	51,760	245,647	13,673,883	14,575,172
Additions	-	2,450	584	-	-	424,563	427,597
December 31, 2019	158,219	251,346	197,351	51,760	245,647	14,098,446	15,002,769

Accumulated depreciation
December 31, 2018	138,928	223,878	172,300	49,845	225,293	-	810,244
Depreciation	4,613	7,719	7,413	383	4,071	-	24,199
December 31, 2019	143,541	231,597	179,713	50,228	229,364	-	834,443

Carrying amounts
December 31, 2018	19,291	25,018	24,467	1,915	20,354	13,673,883	13,764,928
December 31, 2019	14,678	19,749	17,638	1,532	16,283	14,098,446	14,168,326
	Furniture and fixtures and other	Computer hardware	Computer software	Geological library	Field equipment	Mill equipment	Total
	$	$	$	$	$	$	$
Cost
December 31, 2017	264,133	247,199	189,563	51,760	245,647	265,997	1,264,299
Additions	4,126	1,697	7,204	-	-	789,777	802,804
Transfer from deposit on mill equipment	-	-	-	-	-	12,618,109	12,618,109
December 31, 2018	268,259	248,896	196,767	51,760	245,647	13,673,883	14,685,212

Accumulated depreciation
December 31, 2017	244,524	213,702	164,211	49,366	220,204	-	892,007
Depreciation	4,444	10,176	8,089	479	5,089	-	28,277
December 31, 2018	248,968	223,878	172,300	49,845	225,293	-	920,284

Carrying amounts
December 31, 2017	19,609	33,497	25,352	2,394	25,443	265,997	372,292
December 31, 2018	19,291	25,018	24,467	1,915	20,354	13,673,883	13,764,928